Income Taxes - Summary of Movement in Deferred Income Tax Liability (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred Tax Assets And Liabilities [Line Items]
Balance, beginning of year	$ 3,365	$ 0
Recognized in profit and loss		(3,609)
Recognized in other comprehensive income	(25)	27
Recognized in discontinued operations (note 5)	(225)	(1,017)
Balance, end of year	(3,365)	3,365
Bridge Farm
Deferred Tax Assets And Liabilities [Line Items]
Disposition of Bridge Farm (note 5)	$ (3,115)
Pathway Rx
Deferred Tax Assets And Liabilities [Line Items]
Acquisition		3,609
Bridge Farm
Deferred Tax Assets And Liabilities [Line Items]
Acquisition		$ 4,355